Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net (loss) income	$ (1,370,065)	$ (916,109)
Changes in operating assets and liabilities:
Advances to suppliers	(291,845)	2,272,803
Prepaid expenses and other current assets	164,540	265,122
Accounts payable	(42,330)	(50,983)
Advances from customers		299,995
Net cash (used in) provided by operating activities	(1,080,216)	1,153,600
Cash flows from investing activities
Redemption of held-to-maturity investments	(1,000,000)	(1,650,000)
Net cash provided by (used in) investing activities	4,147,587	(225,763)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from issuance of ordinary shares	10,417,994
Net cash provided by financing activities	10,417,994
Cash and cash equivalents at the beginning of period	3,611,999	7,236,798
Cash and cash equivalents at the end of period	17,088,014	8,198,325
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	(1,370,065)	(916,109)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net investment loss	561,408	470,927
Changes in operating assets and liabilities:
Accounts receivable	70,173
Advances to suppliers		(791,780)
Prepaid expenses and other current assets		239,097
Accounts payable	(35,861)
Advances from customers
Due to intercompany	2,920,000	2,255
Net cash (used in) provided by operating activities	2,145,655	(695,615)
Cash flows from investing activities
Purchases of held-to-maturity investments	(1,000,000)	(1,650,000)
Redemption of held-to-maturity investments	2,000,000	700,000
Refund of deposit for acquisition		1,000,000
Net cash provided by (used in) investing activities	1,000,000	50,000
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from issuance of ordinary shares	10,417,994
Net cash provided by financing activities	10,417,994
Net (decrease) increase in cash	13,563,649	(645,615)
Cash and cash equivalents at the beginning of period	3,278,253	6,489,424
Cash and cash equivalents at the end of period	$ 16,841,902	$ 5,843,809